SCHEDULE OF INVESTMENTS

Pathfinder Aggressive (in thousands)	MARCH 31, 2020 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	670	$6,949
Ivy VIP Corporate Bond, Class II	1,153	6,272
Ivy VIP Global Equity Income, Class II	1,498	6,765
Ivy VIP Growth, Class II	783	7,695
Ivy VIP High Income, Class I	44	131
Ivy VIP International Core Equity, Class II	701	8,282
Ivy VIP Limited-Term Bond, Class II	623	3,088
Ivy VIP Mid Cap Growth, Class I	466	4,853
Ivy VIP Small Cap Core, Class II	60	589
Ivy VIP Small Cap Growth, Class I	175	1,206
Ivy VIP Value, Class II	1,314	6,248

TOTAL AFFILIATED MUTUAL FUNDS – 99.3%		$52,078
(Cost: $67,660)

SHORT-TERM SECURITIES
Money Market Funds (A) – 0.7%
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.310%	386	386

TOTAL SHORT-TERM SECURITIES – 0.7%		$386
(Cost: $386)

TOTAL INVESTMENT SECURITIES – 100.0%		$52,464
(Cost: $68,046)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(9)
NET ASSETS – 100.0%		$52,455

Notes to Schedule of Investments

(A) Rate shown is the annualized 7-day yield at March 31, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$52,078	$—	$—
Short-Term Securities	386	—	—

Total	$52,464	$—	$—

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$68,046

Gross unrealized appreciation	87
Gross unrealized depreciation	(15,669)

Net unrealized depreciation	$(15,582)